UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2023	$ 3,140	$ 76,335	$ 27	$ (2,088)	$ 13,269	$ 90,683
Balance, shares at Dec. 31, 2023	10,377,085
Comprehensive income	$ 0	0	137	0	4,727	4,864
Exercise of option	$ 12	(12)	0	0	0	0
Exercise of option, shares	49,109
Share based compensation	$ 0	189	0		0	189
Balance at Jun. 30, 2024	$ 3,152	76,512	164	(2,088)	17,996	95,736
Balance, shares at Jun. 30, 2024	10,426,194
Balance at Mar. 31, 2024	$ 3,141	76,376	0	(2,088)	15,379	92,808
Balance, shares at Mar. 31, 2024	10,382,637
Comprehensive income	$ 0	0	164	0	2,617	2,781
Exercise of option	$ 11	(12)	0	0	0	(1)
Exercise of option, shares	43,557
Share based compensation	$ 0	148	0		0	148
Balance at Jun. 30, 2024	$ 3,152	76,512	164	(2,088)	17,996	95,736
Balance, shares at Jun. 30, 2024	10,426,194
Balance at Dec. 31, 2024	$ 0	89,697	(76)	(2,088)	24,436	111,969
Balance, shares at Dec. 31, 2024	11,214,831
Comprehensive income	$ 0	0	676	0	7,255	7,931
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	79,633
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs, shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	513	0	0	0	513
Balance at Jun. 30, 2025	$ 0	135,578	600	(2,088)	31,691	165,781
Balance, shares at Jun. 30, 2025	13,161,762
Balance at Mar. 31, 2025	$ 0	89,919	452	(2,088)	28,249	116,532
Balance, shares at Mar. 31, 2025	11,214,831
Comprehensive income	$ 0	0	148	0	3,442	3,590
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	79,633
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs, shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	291	0	0	0	291
Balance at Jun. 30, 2025	$ 0	$ 135,578	$ 600	$ (2,088)	$ 31,691	$ 165,781
Balance, shares at Jun. 30, 2025	13,161,762